Insurance (Obligations Under Funding Agreements - FHLB Common Stock) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank of New York
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 748	$ 666
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	35	40
Federal Home Loan Bank of Pittsburgh
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 11	$ 11